Accounts Receivable and Work in Process (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accounts Receivable [Abstract]
Completed contracts	$ 39,100	$ 164,706
Contracts in progress	0	0
Total	$ 39,100	$ 164,706